DISAGGREGATED REVENUES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
DISAGGREGATED REVENUES
Schedule of revenue
	2020	2019
Personal Protective Equipment	76.2%	*
Construction	9.8%	*
Management	12.5%	*
Repair & Maintenance	1.5%	*
Training Seminars	*	100%

Schedule of revenue concentrations
	Three Months Ended March 31,
	2021	2020
Personal Protective Equipment	$19,494	$-
Construction	77,350	-
Management	244,002	-
Repair & Maintenance	29,790	-
Training Seminars	-	-
	$370,636	$-

	Three Months Ended March 31,
	2021	2020
Personal Protective Equipment	5.3%	*
Construction	20.9%	*
Management	65.8%	*
Repair & Maintenance	8.0%	*
Training Seminars	*	*

	Personal Protective Equipment	Construction	Management	Repair & Maintenance	Total
Customer A	44.4%	*	*	*	33.8%
Customer B	39.7%	*	*	*	30.2%
Customer C	*	*	52.9%	*	*
Customer D	*	*	14.3%	35.2%	*
Customer E	*	31.1%	*	*	*
Customer F	*	28.4%	*	*	*
Customer G	*	18.5%	*	*	*
Customer H	*	*	*	24.9%	*
Customer I	*	*	*	13.7%	*
Customer J	*	*	*	12.3%	*

Schedule of accounts receivable concentrations
	2020	2019
Customer E	38.9%	*
Customer K	18.2%	*
Customer C	13.0%	*